Foreign Currency Translation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 13, 2013	Feb. 12, 2013
Foreign Currency Translation [Line Items]
Foreign currency exchange rate				6.30	4.30
Foreign exchange loss	$ 7.4	$ 6.5
Gain (loss) recognized on foreign exchange	(7.0)	10.4	(8.1)
Venezuelan Subsidiary
Foreign Currency Translation [Line Items]
Foreign currency exchange rate	12.0
Asset, Reporting Currency Denominated, Value	$ 8